Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases
Lease, Cost

The components of lease expense for the year ended December 31, 2021 were as follows:

(In thousands)	Classification	2021	2020
Operating fixed lease cost	Selling, general and administrative expenses	$1,596	$2,127
Operating variable lease cost	Selling, general and administrative expenses	164	238
Total lease cost		$1,760	$2,365

Other information related to leases

Other information related to leases was as follows:

(In thousands)	2021	2020
Supplemental cash flow
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	$1,467	$2,496
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$1,305	$4,096
Weighted average remaining lease term (years):
Operating leases	2.54	2.24
Weighted average discount rate:
Operating leases	6.50%	6.50%

Lessee, Operating Lease, Liability, Maturity

(In thousands)	Operating Leases
2022	$1,242
2023	674
2024	599
2025	138
2026	12
Thereafter	—
Total future minimum lease payments	2,665
Less imputed interest	(223)
Total	$2,442
Reported as of December 31, 2021:
Accrued expenses and other liabilities	$1,120
Operating lease liabilities	1,322
Total	$2,442

Operating Lease, Lease Income

(In thousands)	2021	2020
Sublease income
Fixed	$682	$709
Variable	3	5
Total sublease income	$685	$714

Lessor, Operating Lease, Payment to be Received, Fiscal Year Maturity	The undiscounted cash flows for contractual subleases as of December 31, 2021 were as follows (in thousands):

2022	$824
2023	130
2024	134
2025	138
2026	12
Thereafter	—
Total	$1,238